Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Related Charges and Classification of Line Item in Consolidated Statements of Operations	The following tables summarize the restructuring related charges and classification by line item within the Company’s consolidated statements of operations during the year ended December 31, 2023:

	Year Ended December 31, 2023
	Research and development	General and administrative	Total
Severance and other employee costs	3,318	2,027	5,345
Acceleration of unvested equity awards	163	98	261
Total restructuring charges	3,481	2,125	5,606

Schedule of Changes in Restructuring Liability	The following table presents changes in the restructuring liability for the year ended December 31, 2023 (in thousands):

As of December 31, 2023
Restructuring expenses	$5,606
Less: stock-based compensation	$(261)
Cash payments made	(265)
Remaining liability included in accrued expenses and other current liabilities	$5,080